Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations
1.	NATURE OF OPERATIONS
Nature of Operations
Amprius Technologies, Inc. (the “Company”) has developed and, since 2018, been in commercial production of an ultra-high energy density lithium-ion
battery for mobility applications leveraging a disruptive silicon nanowire anode. The Company was incorporated in the state of Delaware on March 16, 2015. The Company is a majority owned subsidiary of Amprius, Inc. (the “Parent”) which was incorporated in the state of Delaware on May 19, 2008. As of December 31, 2021 and 2020, the Parent’s ownership of capital stock represented 99.6% and 99.7%, respectively, of the Company. The Company was established as a separate entity to continue the development operations of the silicon anode begun by the Parent and for the Parent to transition to a holding company. After the Company’s incorporation, the Parent and the Company entered into an intercompany agreement to license the intellectual property rights to continue to develop the silicon nanowire technology. Prior to January 2020, the Company operated as a division of the Parent with an intercompany services agreement. Operating resources such as cash, equipment, facilities, personnel and management were provided by the Parent. Assets such as employees, cash, equipment, intellectual property and facilities were assigned or contributed starting in 2020 and, effective from May 2022, all the operating assets are owned by the Company, including the lease that is entirely for the benefit of the Company and was assigned officially to the Company subsequently. See Note 14 – Subsequent event, transfer of lease. The Company’s sole location and headquarters is in Fremont, California, and is co-located
with the Parent’s corporate office. The Parent was the owner in other subsidiaries until February 2022, at which point the Parent had completed the distribution of the equity interests it held in each such subsidiary to the Parent’s stockholders and optionees.
The Company believes its core technology, the silicon nanowire anode for lithium-ion
batteries, is a breakthrough development in terms of enabling the use of silicon as an anode in lithium-ion
batteries. The Company produces high specific energy density batteries for a variety of applications that require a superior power to weight ratio, which is a critical attribute for batteries used in aerospace and military applications. The Company has manufacturing capability utilizing pilot scale equipment to produce limited quantities of batteries for sale to the aerospace industry and military. In order to scale production to meet the demand of its addressable market, the Company is dependent on the establishment of a high-volume manufacturing facility and the further development of automated anode production equipment.
Liquidity and Capital Resources
The Company has an accumulated deficit of $75,401, as of December 31, 2021, which represents the carved-out
portion of costs incurred by the Company from the inception of the Parent. Since inception, the Company has incurred recurring operating losses and cash flow deficits from operations. Management expects to continue to incur additional losses and increased operating expenses in future periods due to negative margins on development contracts, research and development and increase in personnel costs. The Company believes that building and operating a high-volume manufacturing plant will facilitate the Company achieving profitability.
On May 12, 2022, the Company entered into a business combination agreement (the “Business Combination Agreement”) with Kensington Capital Acquisition Corp. IV (“Kensington”) and Kensington Capital Merger Sub Corp., pursuant to which, among other things, Kensington Capital Merger Sub Corp. (‘Merger Sub”) will merge with and into the Company, with the Company surviving as a wholly owned subsidiary of
Kensington (the “Business Combination” or the “Merger”) (see Note 14). Kensington expects to use the available cash following the closing of the Business Combination to fund the design and build-out
of a high-volume manufacturing facility. In the event that the Merger is not consummated, the Company believes its current cash resources and estimated proceeds from revenues are sufficient to meet its cash requirements for at least twelve months after the issuance of these financial statements. Additionally, the Parent is committed to contributing $2,800 of cash in the event that the Company’s liquidity is constrained. The financial statement do not include any adjustments that might result from the outcome of this uncertainty.
Technology Risk
To date, the Company has only produced batteries on a pilot-scale production line for sale in limited quantities. The Company must develop high-volume anode production equipment, methods and processes to achieve profitability. The production equipment to manufacture the proprietary silicon anode in high volume has yet to be developed; however, the Company is actively collaborating with a supplier of high-volume production equipment using existing technology with similar manufacturing processes. The Company’s current prototype anode production process utilizes technologies that are available from existing equipment providers, but this technology must be adapted to the Company’s production requirements to develop this equipment. The equipment required to produce the remainder of the battery components and perform assembly and testing uses existing production equipment and is readily available from multiple suppliers.
Employee Retention Risk
The Company’s success and competitiveness depend on the continued service of key research, engineering, manufacturing, executive and administrative personnel. If the Company is unable to retain, attract and motivate management and key personnel, it may adversely affect business objectives and overall profitability.
Other Risk and Uncertainties
During the
two-year period
ended December 31, 2021, and subsequently afterward, the Company continued to experience the results of the worldwide
COVID-19 pandemic.
The
COVID-19 outbreak
in the United States of America (“U.S.”) has caused business disruption through mandated and voluntary closings of businesses and shelter in place orders. In response, the U.S. Government enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), which included significant provisions to provide relief and assistance to affected organizations. While the disruption is currently expected to be temporary, there is considerable uncertainty around potential future closings, shelter in place orders, containment of the recent
COVID-19
variants, and the ultimate impact of the CARES Act and other government initiatives. The
COVID-19
pandemic and its resulting economic and other effects could result in significant adverse effects on our customers’ cash flow and their ability to manufacture, distribute, and sell products. This in turn may cause customers to be less able to pay invoices for customization design service or the purchase of finished batteries, or may result in a reduction in the revenue from customization design services or sales of finished batteries that the Company earns which are often dependent on the demand from the customer for the scope of the customized service or number of units to be purchased. This reduction could cause adverse effects on the business, results of operations, financial condition, cash flows and ability to raise operating capital. To date, this matter has not negatively impacted the Company. However, the financial impact and duration cannot be reasonably estimated at this time.
Additionally, U.S. and global markets are experiencing volatility and disruption following the escalation of geopolitical tensions and the start of the military conflict between Russia and Ukraine. On February 24, 2022, a full-scale military invasion of Ukraine by Russian troops was reported. Although the length and impact of the ongoing military conflict is highly unpredictable, the conflict in Ukraine could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions. The Company is continuing to monitor the situation in Ukraine and globally and assessing its potential impact on its business. The recent military conflict in Ukraine has led to sanctions and other penalties being levied by the U.S., the European Union and other countries against Russia. Additional potential sanctions and penalties have also been proposed and/or threatened. Russian military actions and the resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets, potentially making it more difficult for the Company to obtain additional funds. Although the Company’s business has not been materially impacted by the ongoing military conflict between Russian and Ukraine to date, it is impossible to predict the extent to which its operations, or those of its customers’ suppliers and manufacturers, will be impacted in the short and long term, or the ways in which the conflict may impact its business. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial.

Organization
1.	ORGANIZATION
Nature of Operations
Amprius Technologies, Inc. (the “Company”) has developed, and since 2018, been in commercial production of an ultra-high energy density lithium-ion
battery for mobility applications leveraging a disruptive silicon nanowire anode. The Company has developed and continues to develop technologies used in the design of these batteries. The Company was incorporated in the state of Delaware on March 16, 2015. The Company is a majority owned subsidiary of Amprius, Inc. (the “Parent”) which was incorporated in the state of Delaware on May 19, 2008. As of June 30, 2022 and December 31, 2021, the Parent’s ownership of capital stock represented 99.6% of the Company. The Company was established as a separate entity to continue the development operations of the silicon anode begun by the Parent so the Parent could transition to a holding company. After the Company’s incorporation, the Parent and the Company entered into an intercompany agreement to license the intellectual property rights to continue to develop the silicon nanowire technology. Prior to January 2020, the Company operated as a division of the Parent under an intercompany services agreement. Operating resources such as cash, equipment, facilities, personnel and management were provided by the Parent. Assets such as employees, cash, equipment, intellectual property and facilities were assigned or contributed starting in 2020 and effective from May 2022, all the operating assets are owned by the Company, including the lease that was entirely for the benefit of the Company and was assigned officially to the Company in May 2022. See Note 14 – Business Combination, Transfer of Lease. The Company’s sole location and headquarters is in Fremont, California and is co-located
with the Parent’s corporate office. The Parent was the owner in other subsidiaries until February 2022 (Note 2), at which point the Parent had completed the distribution of the equity interests it held in each such subsidiary to the Parent’s stockholders and optionees.
The Company believes its core technology, the silicon nanowire anode for lithium-ion
batteries, is a breakthrough development in terms of enabling the use of silicon as an anode in lithium-ion
batteries. The Company produces high specific energy density batteries for a variety of applications that require a superior power to weight ratio, which is a critical attribute for batteries used in aerospace and military applications. The Company has manufacturing capability utilizing pilot scale equipment to produce limited quantities of batteries for sale to the aerospace industry and military. In order to scale production to meet the demand of its addressable market, the Company is dependent on the establishment of a high-volume manufacturing facility and the further development of automated anode production equipment.
Liquidity and Capital Resources
The Company has an accumulated deficit of $82,586 as of June 30, 2022, which represents the carved-out
portion of costs incurred by the Company from the inception of the Parent. Since inception, the Company has incurred recurring operating losses and cash flow deficits from operations. Management expects to continue to incur additional losses and increased operating expenses in future periods due to negative margins on development contracts, research and development and increase in personnel costs. The Company believes that building and operating a high-volume manufacturing facility will facilitate the Company achieving profitability.
On May 12, 2022, the Company entered into a business combination agreement (the “Business Combination Agreement”) with Kensington Capital Acquisition Corp. IV (“Kensington”) and Kensington Capital Merger Sub Corp., pursuant to which, among other things, Kensington Capital Merger Sub Corp. (“Merger Sub”)
will merge with and into the Company, with the Company surviving as a wholly owned subsidiary of Kensington (the “Business Combination” or the “Merger”) (see Note 14). The Company expects to use the available cash following the closing of the Business Combination to fund the design and build-out
of a high-volume manufacturing facility. In the event that the Business Combination is not consummated, the Company will have to develop and implement a plan to further extend payables, reduce overhead, or scale back its current business plan until sufficient additional capital is raised to support further operations. The Company believes that in the absence of the Business Combination, the Company’s cash on hand will not be sufficient to fund operations and meet obligations as they come due for 12 months following the issuance of these unaudited condensed interim financial statements without raising additional equity or debt financing which raises substantial doubt about the ability of the Company to continue as a going concern. The financial statements do not include any adjustments related to the recoverability of assets and classification of liabilities that might be necessary should the Company be unable to continue in operations or any adjustments that might result from the outcome of this uncertainty.
Other Risk and Uncertainties
The Company continued to experience the results of the worldwide
COVID-19 pandemic.
The
COVID-19 outbreak
in the United States has caused business disruption through mandated and voluntary closings of businesses and shelter in place orders. In response, the U.S. Government enacted the CARES Act, which included significant provisions to provide relief and assistance to affected organizations. While the disruption is currently expected to be temporary, there is considerable uncertainty around potential future closings, shelter in place orders, containment of the recent
COVID-19 variants,
and the ultimate impact of the CARES Act and other government initiatives. The
COVID-19 pandemic
and its resulting economic and other effects could result in significant adverse effects on the Company’s customers’ cash flow and their ability to manufacture, distribute, and sell products. This in turn may cause customers to be less able to pay invoices for customization design service or the purchase of finished batteries or may result in a reduction in the revenue from customization design service or sales of finished battery that the Company earns which are often dependent on the demand from the customer for the scope of the customized service or number of units to be purchased. This reduction could cause adverse effects on the business, results of operations, financial condition, cash flows and ability to raise operating capital. To date, this matter has not negatively impacted the Company. However, the financial impact and duration cannot be reasonably determined at this time.
Additionally, U.S. and global markets are experiencing volatility and disruption following the escalation of geopolitical tensions and the start of the military conflict between Russia and Ukraine. On February 24, 2022, a full-scale military invasion of Ukraine by Russian troops was reported. Although the length and impact of the ongoing military conflict is highly unpredictable, the conflict in Ukraine could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions. The Company is continuing to monitor the situation in Ukraine and globally and assessing its potential impact on its business. The recent military conflict in Ukraine has led to sanctions and other penalties being levied by the United States, the European Union and other countries against Russia. Additional potential sanctions and penalties have also been proposed and/or threatened. Russian military actions and the resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets, potentially making it more difficult for us to obtain additional funds. Although the Company has not been materially impacted by the ongoing military conflict between Russian and Ukraine to date, it is impossible to predict the extent to which its operations, or those of its customers’ suppliers and manufacturers, will be impacted in the short and long term, or the ways in which the conflict may impact its business. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial.